Filed Pursuant to Rule 497(e)

FMI Funds, Inc.

FMI Large Cap Fund
Investor Class (Ticker Symbol: FMIHX)
Institutional Class (Ticker Symbol: FMIQX)
August 26, 2019

EXPLANATORY NOTE

On behalf of the FMI Large Cap Fund (the “Fund”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive data file included as an exhibit to this filing relates to the Supplement filed with the Securities and Exchange Commission on behalf of the Fund pursuant to Rule 497(e) under the Securities Act on August 12, 2019 (Accession Number 0000894189-19-004903) is incorporated by reference into this Rule 497 Document.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE